DUE TO AFFILIATE	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
DUE TO AFFILIATE	20. DUE TO AFFILIATE
On August 26, 2020, Tricon and its affiliate, Tricon PIPE LLC (the “Affiliate” or “LLC”) entered into subscription agreements with each investor in a syndicate of investors (the “Investors”), pursuant to which the Investors subscribed for Preferred Units of the Affiliate (the “Preferred Units”) for an aggregate subscription price of $300,000 (the “Transaction”). The Transaction was completed on September 3, 2020, on which date the Company and the Affiliate entered into various agreements with the Investors in connection with the Transaction (together with the subscription agreements, the “Transaction Documents”).

Transaction – between Tricon and Investors

Pursuant to the Transaction Documents, holders of Preferred Units have the right to exchange the Preferred Units into common shares of the Company at any time at the option of the holder (the “Exchange Right”) at an initial exchange price of $8.50 (C$11.18 as of August 26, 2020) per common share, as may be adjusted from time to time in accordance with the terms of the Transaction Documents (the “Exchange Price”), subject to shareholder approval, where applicable. Holders of Preferred Units are also entitled to receive a cash dividend equal to 5.75% of the Liquidation Preference of the Preferred Units (as defined in the Transaction Documents), per annum, calculated and payable quarterly for the first seven years following closing of the Transaction (“Closing”), with a prescribed annual increase to the dividend rate of 1% per year thereafter, up to a maximum rate of 9.75% per year.

The Affiliate has the right to force the exchange (the “Forced Exchange Right”) of the outstanding Preferred Units beginning after the fourth anniversary of Closing, provided the 20-day volume-weighted average price of Tricon’s shares exceeds 135% of the Exchange Price (reducing to 115% following the fifth anniversary of Closing). These exchange rights are classified as a derivative financial instrument (Note 21). The Affiliate also has the right to redeem the Preferred Units (“Redemption Right”) at any time following the fifth anniversary of Closing for cash equal to 105% of the Liquidation Preference of the Preferred Units (as defined in the Transaction Documents).

During the year ended December 31, 2022, 4,675 preferred units were exchanged for 554,832 common shares of the Company at $8.50 per share. The exchange reduced the Affiliate's preferred unit liability and the Company's associated promissory note owed to the Affiliate by $4,675. As at December 31, 2022, the Affiliate has a preferred unit liability of $295,325 (2021 - $300,000) and a promissory note receivable from Tricon of $295,325 (2021 - $300,000).

Promissory note – between Tricon entities

In connection with the Transaction, the Company borrowed the subscription proceeds of $300,000 from the Affiliate. This indebtedness, which is evidenced by a promissory note (the “Promissory Note” or “Due to Affiliate”), has a maturity of September 3, 2032 (permitting prepayment at any time pursuant to its terms) and bears interest at a rate of 5.75% per annum, calculated and payable quarterly for the first seven years following Closing with increases thereafter matching the applicable increases of the dividend rate applicable to the Preferred Units, described above.

The Promissory Note contains mandatory prepayment provisions (“Mandatory Prepayment”) applicable in connection with certain provisions of the Transaction Documents requiring the redemption of all or a portion of the outstanding Preferred Units. This Mandatory Prepayment is a derivative, which incorporates assumptions in respect of the Exchange Right, Forced Exchange Right and Redemption Right, and is measured separately from the Promissory Note and classified as a derivative financial instrument (Note 21).

The Promissory Note payable to Tricon PIPE LLC is initially measured at fair value, less transaction costs, and subsequently measured at amortized cost using the effective interest rate method. During the year ended December 31, 2022, the Company recorded interest expense of $22,159 (2021 - $21,965), including accretion expense of $5,137 (2021 - $4,715) with respect to the amortization of transaction costs and the discount.

(in thousands of U.S. dollars)	December 31, 2022	December 31, 2021

Principal amount outstanding	$295,325	$300,000
Less: Discount and transaction costs (net of amortization)	(38,501)	(43,638)
Due to Affiliate	$256,824	$256,362

The fair value of the Promissory Note was $225,314 as of December 31, 2022 (2021 - $283,150). The difference between the amortized cost and the implied fair value is a result of the difference between the effective interest rate and the market interest rate for debt with similar terms.

Structured entity – Tricon PIPE LLC (the “Affiliate”)

Tricon PIPE LLC (the “Affiliate” or “LLC”) was incorporated on August 7, 2020 for the purpose of raising third-party capital through the issuance of preferred units for an aggregate amount of $300,000. The Company has a 100% voting interest in this Affiliate; however, the Company does not consolidate this structured entity, as discussed in Note 3.
As of December 31, 2022, the LLC has a preferred unit liability of $295,325 (2021 - $300,000) and a Promissory Note receivable of $295,325 (2021 - $300,000). During the year ended December 31, 2022, the Affiliate earned interest income of $17,022 (2021 - $17,250) from the Company and recognized dividends declared of $17,022 (2021 - $17,250).

The Company’s obligation with respect to its involvement with the structured entity is equal to the cash flows under the Promissory Note payable. The Company has not recognized any income or losses in connection with its interest in this unconsolidated structured entity in the year ended December 31, 2022 (2021 - nil).
RELATED PARTY TRANSACTIONS AND BALANCES
Related parties include subsidiaries, associates, joint ventures, structured entities, key management personnel, the Board of Directors (“Directors”), immediate family members of key management personnel and Directors, and entities which are directly or indirectly controlled by, jointly controlled by or significantly influenced by key management personnel, Directors or their close family members.

In the normal course of operations, the Company executes transactions on market terms with related parties that have been measured at the exchange value and are recognized in the consolidated financial statements, including, but not limited to: asset management fees, performance fees and incentive distributions; loans, interest and non-interest bearing deposits; purchase and sale agreements; capital commitments to Investment Vehicles; and development of residential real estate assets. In connection with the Investment Vehicles, the Company has unfunded capital commitments of $470,145 as at December 31, 2022. Transactions and balances between consolidated entities are fully eliminated upon consolidation. Transactions and balances with unconsolidated structured entities are disclosed in Note 20.
Transactions with related parties

The following table lists the related party balances included within the consolidated financial statements.

(in thousands of U.S. dollars)
For the years ended December 31	2022	2021

Revenue from private funds and advisory services	$160,088	$50,693
Income from equity-accounted investments in multi-family rental properties	1,550	2,255
Income from equity-accounted investments in Canadian residential developments	11,198	8,200
Income from investments in U.S. residential developments	16,897	31,726
Performance fees expense	(35,854)	(42,272)
Gain on sale of Bryson MPC Holdings LLC	5,060	—
Net income recognized from related parties	$158,939	$50,602

Balances arising from transactions with related parties

The items set out below are included on various line items in the Company’s consolidated financial statements.

(in thousands of U.S. dollars)	December 31, 2022	December 31, 2021

Receivables from related parties included in amounts receivable
Contractual fees and other receivables from investments managed	$14,976	$11,906
Employee relocation housing loan(1)	1,477	1,578
Loan receivables from portfolio investments	—	8,629
Annual incentive plan(2)	26,111	25,469
Long-term incentive plan(2)	30,929	29,345
Performance fees liability	39,893	48,358
Dividends payable	497	472
Other payables to related parties included in amounts payable and accrued liabilities	166	200
(1) The employee relocation housing loan is non-interest bearing for a term of ten years, maturing in 2028.
(2) Balances from compensation arrangements are due to employees deemed to be key management personnel of the Company.

The receivables are unsecured and non-interest bearing. There are no provisions recorded against receivables from related parties at December 31, 2022 (December 31, 2021 - nil).
Key management compensation

Key management includes the Named Executive Officers (“NEOs”), who are (i) the Chief Executive Officer, (ii) the Chief Financial Officer, (iii) each of the three other most highly-compensated executive officers of the Company, or the three most highly compensated individuals acting in a similar capacity at the end of the financial year, and (iv) any person who would be an NEO under (iii) above but for the fact that the individual was neither an executive officer of the Company, nor acting in a similar capacity, at the end of the financial year. Compensation awarded to key management is as follows:

(in thousands of U.S. dollars)
For the years ended December 31	2022	2021

Total salaries and benefits	$2,499	$2,558
Total AIP	12,996	13,945
Total LTIP	8,399	3,882
Total performance fees expense	24,374	26,487
Total key management compensation	$48,268	$46,872